Share-based Compensation - Fair value measurement (Details) - CNY (¥)	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Share-based compensation liabilities	¥ 0	¥ 0